Carrying Amount of loans accounted for pursuant to ASC310-30 (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 4,036,471	$ 4,539,928
Less: Allowance for loan losses	(83,477)	0
Carrying amount, net of allowance	3,952,994	4,539,928	0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	2,135,701	2,381,254
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	90,480	126,126
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	539,769	634,207
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,167,869	1,243,941
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	102,652	154,400
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	3,446,451	3,894,379
Less: Allowance for loan losses	(62,951)	0
Carrying amount, net of allowance	3,383,500	3,894,379	0
Non-credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,920,141	2,133,600
Non-credit Impaired Loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	85,859	117,869
Non-credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	279,561	341,866
Non-credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,065,842	1,156,879
Non-credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	95,048	144,165
Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	590,020	645,549
Less: Allowance for loan losses	(20,526)	0
Carrying amount, net of allowance	569,494	645,549	0
Credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	215,560	247,654
Credit Impaired Loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	4,621	8,257
Credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	260,208	292,341
Credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	102,027	87,062
Credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 7,604	$ 10,235